Gain on Sale of a Fabrication Facility and Application Specific Integrated Circuit Business - Schedule of Gain on Sale (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2019	Nov. 05, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Total gain on sale of a fabrication facility and ASIC business			$ 0	$ 0	$ 614,554
Facility in Tampines, Singapore
Disclosure of analysis of single amount of discontinued operations [line items]
Total gain on sale of a fabrication facility and ASIC business	$ 196,554				196,554
ASIC Business
Disclosure of analysis of single amount of discontinued operations [line items]
Total gain on sale of a fabrication facility and ASIC business		$ 418,000			$ 418,000